Borrowings - Lines of Credit (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Five-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 7,500
Credit facility term	5 years
Three-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 2,500
Credit facility term	3 years
Credit Facilities
Lines of Credit
Amount of credit facility		$ 10,000
Expenses related to credit facility		11	$ 12	$ 12
Borrowings outstanding		$ 0